Subsequent Events (Details) - Ryvyl [Member] - USD ($)			1 Months Ended
	May 12, 2026	Apr. 03, 2026	Jan. 31, 2026
Subsequent Events (Details) [Line Items]
Common Stock, Shares, Issued	11,893,886
Common Stock, Shares, Outstanding	11,893,886
Number of shares issued	109,410
Convertible note converted into shares of common stock	179,732
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	35,947
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 11.13
Debt Instrument, Face Amount (in Dollars)		$ 2,000
Debt Instrument, Term		2 months
Debt Instrument, Interest Rate, Stated Percentage		5.00%
(in Dollars)			$ 42,000
Lagodivilla Ltd [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)		$ 1,800
Debt Instrument, Term		2 months
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Immediately after the merger [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Shares, Issued	13,174,895
Common Stock, Shares, Outstanding	13,174,895